Total Invested Assets and Related Net Investment Income (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Measurement [Abstract]
Disclosure of financial assets
The following table summarizes the financial assets included in our Consolidated Statements of Financial Position and the asset classifications applicable to these assets:

Cash, cash equivalents and short-term securities	FVTPL
Debt securities	FVTPL and AFS
Equity securities	FVTPL and AFS
Mortgages and loans	Loans and receivables
Other invested assets	FVTPL and AFS
Policy loans	Loans and receivables
The following table provides a reconciliation of the beginning and ending balances for assets and liabilities that are categorized in Level 3:

For the year ended	Debt securities – fair value through profit or loss	Debt securities – available-for-sale	Equity securities – fair value through profit or loss	Equity securities – available-for-sale	Other invested assets	Investment properties	Total invested assets measured at fair value	Investments for account of segregated fund holders	Total assets measured at fair value	Put option liability
December 31, 2019
Beginning balance	$373	$43	$202	$36	$2,241	$7,157	$10,052	$1,596	$11,648	$—
Acquisitions	—	—	—	—	13	—	13	—	13	951
Included in net income(1)(2)(3)	28	—	(2)	(23)	(80)	238	161	45	206	11
Included in OCI(2)	—	4	—	2	13	—	19	—	19	—
Purchases	85	35	5	22	521	689	1,357	152	1,509	—
Sales / Payments	(49)	—	(9)	—	(122)	(701)	(881)	(59)	(940)	—
Settlements	(40)	—	—	—	—	—	(40)	(1)	(41)	—
Transfers into Level 3(4)	15	—	—	—	—	—	15	—	15	—
Transfers (out) of Level 3(4)(5)	(159)	(31)	(4)	—	(110)	—	(304)	(1,178)	(1,482)	—
Foreign currency translation(6)	(5)	(1)	(4)	(2)	(31)	(77)	(120)	(6)	(126)	(6)
Ending balance	$248	$50	$188	$35	$2,445	$7,306	$10,272	$549	$10,821	$956
Gains (losses) included in earnings relating to instruments still held at the reporting date(1)	$4	$—	$(3)	$—	$(78)	$272	$195	$25	$220	$—
December 31, 2018
Beginning balance	$417	$136	$167	$38	$1,721	$7,067	$9,546	$1,154	$10,700	$—
Included in net income(1)(2)(3)	(4)	—	9	—	69	441	515	29	544	—
Included in OCI(2)	—	(5)	—	(8)	(9)	—	(22)	—	(22)	—
Purchases	164	140	19	4	644	621	1,592	430	2,022	—
Sales / Payments	(49)	(6)	—	(1)	(227)	(1,113)	(1,396)	(31)	(1,427)	—
Settlements	(21)	(4)	—	(1)	—	—	(26)	(1)	(27)	—
Transfers into Level 3(4)	12	1	—	1	—	—	14	4	18	—
Transfers (out) of Level 3(4)	(159)	(221)	—	—	—	—	(380)	(5)	(385)	—
Foreign currency translation(6)	13	2	7	3	43	141	209	16	225	—
Ending balance	$373	$43	$202	$36	$2,241	$7,157	$10,052	$1,596	$11,648	$—
Gains (losses) included in earnings relating to instruments still held at the reporting date(1)	$5	$—	$9	$—	$69	$331	$414	$27	$441	$—

(1) Included in Net investment income (loss) for Total invested assets measured at fair value in our Consolidated Statements of Operations.
(2) Total gains and losses in net income (loss) and OCI are calculated assuming transfers into or out of Level 3 occur at the beginning of the period. For an asset or liability that transfers into Level 3 during the reporting period, the entire change in fair value for the period is included in the table above. For transfers out of Level 3 during the reporting period, the change in fair value for the period is excluded from the table above.
(3) Investment properties included in net income is comprised of fair value changes on investment properties of $305 ($529 in 2018), net of amortization of leasing commissions and tenant inducements of $67 ($88 in 2018).
(4) Transfers into Level 3 occur when the inputs used to price the assets and liabilities lack observable market data, and as a result, no longer meet the Level 1 or 2 definitions at the reporting date. Transfers out of Level 3 occur when the pricing inputs become more transparent and satisfy the Level 1 or 2 criteria and are primarily the result of observable market data being available at the reporting date, thus removing the requirement to rely on inputs that lack observability.
(5) An update of certain specific criteria used to determine the leveling classification of the financial instruments was made in 2019 to align with industry practice. This resulted in transfers out of Level 3, including $1,178 for Investments for account of segregated fund holders as well as $110 for Other invested assets, and transferred into Level 2 based on the availability of observable inputs and other criteria.
(6) Foreign currency translation relates to the foreign exchange impact of translating Level 3 assets and liabilities of foreign subsidiaries from their functional currencies to Canadian dollars.
The carrying values and fair values of our financial assets are shown in the following table:

As at	December 31, 2019		December 31, 2018
	Carrying value	Fair value	Carrying value	Fair value
Assets
Cash, cash equivalents and short-term securities	$9,575	$9,575	$9,506	$9,506
Debt securities – fair value through profit or loss	67,894	67,894	61,402	61,402
Debt securities – available-for-sale(1)	13,712	13,712	13,041	13,041
Equity securities – fair value through profit or loss	4,474	4,474	4,014	4,014
Equity securities – available-for-sale	313	313	620	620
Mortgages and loans(1)	48,222	52,028	46,822	48,434
Derivative assets	1,548	1,548	1,112	1,112
Other invested assets – fair value through profit or loss(2)	3,016	3,016	2,701	2,701
Other invested assets – available-for-sale(2)	813	813	621	621
Policy loans	3,218	3,218	3,222	3,222
Total financial assets(3)	$152,785	$156,591	$143,061	$144,673

(1) As at December 31, 2019, the fair value of invested assets that have contractual cash flows that qualify as SPPI include $13,602 of Debt securities – AFS ($12,914 as at December 31, 2018), $47,398 of Mortgages and loans supporting insurance contract liabilities ($43,826 as at December 31, 2018), and $4,315 of Mortgages and loans not supporting insurance contract liabilities ($4,410 as at December 31, 2018).
(2) Other invested assets (FVTPL and AFS) include our investments in segregated funds, mutual funds and limited partnerships.
(3) Invested assets on our Consolidated Statements of Financial Position of $161,619 ($151,726 as at December 31, 2018) includes Total financial assets in this table, Investment properties of $7,306 ($7,157 as at December 31, 2018), and Other invested assets – non-financial assets of $1,528 ($1,508 as at December 31, 2018).

Cash, cash equivalents and short-term securities presented in our Consolidated Statements of Financial Position and Net cash, cash equivalents and short-term securities presented in our Consolidated Statements of Cash Flows consist of the following:

As at December 31,	2019	2018
Cash	$1,656	$2,089
Cash equivalents	5,059	5,209
Short-term securities	2,860	2,208
Cash, cash equivalents and short-term securities	9,575	9,506
Less: Bank overdraft, recorded in Other liabilities	30	104
Net cash, cash equivalents and short-term securities	$9,545	$9,402

The carrying value of mortgages and loans by geographic location and type is shown in the following tables. The geographic location for mortgages is based on location of property, while for corporate loans it is based on the country of the creditor’s parent.

As at December 31, 2019	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,981	$1,921	$—	$—	$3,902
Office	1,854	2,068	—	—	3,922
Multi-family residential	3,900	1,791	—	—	5,691
Industrial and land	861	1,037	—	—	1,898
Other	714	98	—	—	812
Total mortgages(1)	$9,310	$6,915	$—	$—	$16,225
Loans	$13,249	$11,994	$3,297	$3,457	$31,997
Total mortgages and loans	$22,559	$18,909	$3,297	$3,457	$48,222

(1) $3,966 of mortgages in Canada are insured by the CMHC.

As at December 31, 2018	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,921	$2,281	$—	$—	$4,202
Office	1,811	2,417	—	—	4,228
Multi-family residential	3,455	1,920	—	—	5,375
Industrial and land	752	1,154	—	—	1,906
Other	618	104	—	—	722
Total mortgages(1)	$8,557	$7,876	$—	$—	$16,433
Loans	$13,238	$11,458	$2,547	$3,146	$30,389
Total mortgages and loans	$21,795	$19,334	$2,547	$3,146	$46,822

(1) $3,537 of mortgages in Canada are insured by the CMHC.
The carrying value of debt securities by geographic location is shown in the following table. The geographic location is based on the country of the creditor’s parent.

As at December 31,	2019			2018
	Fair value through profit or loss	Available- for-sale	Total debt securities	Fair value through profit or loss	Available- for-sale	Total debt securities
Canada	$28,221	$5,031	$33,252	$25,091	$4,217	$29,308
United States	24,224	5,822	30,046	21,329	5,917	27,246
United Kingdom	4,874	528	5,402	5,092	565	5,657
Other	10,575	2,331	12,906	9,890	2,342	12,232
Balance	$67,894	$13,712	$81,606	$61,402	$13,041	$74,443
The contractual maturities of debt securities are shown in the following table. Actual maturities could differ from contractual maturities because of the borrower’s right to call or extend or right to prepay obligations, with or without prepayment penalties.

As at December 31,	2019			2018
	Fair value through profit or loss	Available- for-sale	Total debt securities	Fair value through profit or loss	Available- for-sale	Total debt securities
Due in 1 year or less	$2,094	$2,025	$4,119	$2,189	$1,175	$3,364
Due in years 2-5	9,692	3,954	13,646	9,307	4,865	14,172
Due in years 6-10	9,655	3,301	12,956	10,080	2,580	12,660
Due after 10 years	46,453	4,432	50,885	39,826	4,421	44,247
Total debt securities	$67,894	$13,712	$81,606	$61,402	$13,041	$74,443

The carrying value of mortgages by scheduled maturity, before allowances for losses, is as follows:

As at December 31,	2019	2018
Due in 1 year or less	$1,099	$968
Due in years 2-5	5,255	5,118
Due in years 6-10	6,787	7,351
Due after 10 years	3,154	3,021
Total mortgages	$16,295	$16,458

The carrying value of loans by scheduled maturity, before allowances for losses, is as follows:

As at December 31,	2019	2018
Due in 1 year or less	$1,834	$1,425
Due in years 2-5	6,872	6,968
Due in years 6-10	5,449	5,183
Due after 10 years	17,889	16,863
Total loans	$32,044	$30,439
The carrying value of debt securities by issuer and industry sector is shown in the following table:

As at December 31,	2019			2018
	Fair value through profit or loss	Available-for-sale	Total debt securities	Fair value through profit or loss	Available-for-sale	Total debt securities
Debt securities issued or guaranteed by:
Canadian federal government	$3,890	$2,556	$6,446	$3,830	$1,746	$5,576
Canadian provincial and municipal government	13,826	1,139	14,965	11,866	1,199	13,065
U.S. government and agency	1,748	1,363	3,111	1,380	1,527	2,907
Other foreign government	5,181	736	5,917	4,929	717	5,646
Total government issued or guaranteed debt securities	24,645	5,794	30,439	22,005	5,189	27,194
Corporate debt securities by industry sector:
Financials	9,341	1,585	10,926	8,390	1,470	9,860
Utilities	6,693	565	7,258	6,353	528	6,881
Industrials	4,800	629	5,429	4,053	590	4,643
Energy	3,867	365	4,232	3,628	340	3,968
Communication services(1)	3,075	471	3,546	2,826	481	3,307
Real estate	2,595	368	2,963	2,640	376	3,016
Health care	1,886	236	2,122	1,734	299	2,033
Consumer staples	1,703	221	1,924	1,625	257	1,882
Materials	1,331	212	1,543	1,225	256	1,481
Consumer discretionary(1)	1,268	219	1,487	1,372	209	1,581
Information technology(1)	1,122	213	1,335	1,024	207	1,231
Total corporate debt securities	37,681	5,084	42,765	34,870	5,013	39,883
Asset-backed securities	5,568	2,834	8,402	4,527	2,839	7,366
Total debt securities	$67,894	$13,712	$81,606	$61,402	$13,041	$74,443

(1) Our grouping of debt securities by sector is based on the Global Industry Classification Standard and S&P Dow Jones Indices. During 2018, certain
Consumer discretionary and Information technology debt securities were moved to the Communication services sector.

Schedule of liabilities carried at fair value
Fair value and foreign currency changes on assets and liabilities presented in our Consolidated Statements of Operations consist of the following:

For the years ended December 31,	2019	2018
Fair value change:
Cash, cash equivalents and short-term securities	$(2)	$8
Debt securities	5,686	(2,704)
Equity securities	629	(401)
Derivative investments	772	(1,295)
Other invested assets	77	16
Total change in fair value through profit or loss assets and liabilities	7,162	(4,376)
Fair value changes on investment properties	305	529
Foreign exchange gains (losses)(1)	(349)	446
Realized gains (losses) on property and equipment(2)	—	28
Fair value and foreign currency changes on assets and liabilities	$7,118	$(3,373)

(1) Primarily arises from the translation of foreign currency denominated AFS monetary assets and mortgage and loans. Any offsetting amounts arising from foreign currency derivatives are included in the fair value change on derivative investments.
(2) In 2018, we sold and leased back a property in Waterloo, Ontario. The transaction qualified as a sale and operating lease and as a result, we recognized a gain of $28.
Our assets and liabilities that are carried at fair value on a recurring basis by hierarchy level are as follows:

As at	December 31, 2019				December 31, 2018
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Cash, cash equivalents and short-term securities	$9,044	$531	$—	$9,575	$8,926	$580	$—	$9,506
Debt securities – fair value through profit or loss	1,641	66,005	248	67,894	1,253	59,776	373	61,402
Debt securities – available-for-sale	1,363	12,299	50	13,712	1,513	11,485	43	13,041
Equity securities – fair value through profit or loss	1,868	2,418	188	4,474	1,967	1,845	202	4,014
Equity securities – available-for-sale	152	126	35	313	398	186	36	620
Derivative assets	20	1,528	—	1,548	27	1,085	—	1,112
Other invested assets	1,000	384	2,445	3,829	898	183	2,241	3,322
Investment properties	—	—	7,306	7,306	—	—	7,157	7,157
Total invested assets measured at fair value	$15,088	$83,291	$10,272	$108,651	$14,982	$75,140	$10,052	$100,174
Investments for account of segregated fund holders	26,380	90,044	549	116,973	24,705	76,761	1,596	103,062
Total assets measured at fair value	$41,468	$173,335	$10,821	$225,624	$39,687	$151,901	$11,648	$203,236
Liabilities
Investment contract liabilities	$—	$—	$2	$2	$—	$—	$3	$3
Derivative liabilities	14	2,026	—	2,040	11	2,284	—	2,295
Put option liability	—	—	956	956	—	—	—	—
Total liabilities measured at fair value	$14	$2,026	$958	$2,998	$11	$2,284	$3	$2,298

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [text block]
Sensitivity Analysis
The following table represents the sensitivity analysis of key assumptions relating to the Put option liability for 2019:

Change in EBITDA	10% decrease	10% increase
Potential impact on net income (loss)	$130	$(141)

Schedule of assets carried at fair value
Fair value and foreign currency changes on assets and liabilities presented in our Consolidated Statements of Operations consist of the following:

For the years ended December 31,	2019	2018
Fair value change:
Cash, cash equivalents and short-term securities	$(2)	$8
Debt securities	5,686	(2,704)
Equity securities	629	(401)
Derivative investments	772	(1,295)
Other invested assets	77	16
Total change in fair value through profit or loss assets and liabilities	7,162	(4,376)
Fair value changes on investment properties	305	529
Foreign exchange gains (losses)(1)	(349)	446
Realized gains (losses) on property and equipment(2)	—	28
Fair value and foreign currency changes on assets and liabilities	$7,118	$(3,373)

(1) Primarily arises from the translation of foreign currency denominated AFS monetary assets and mortgage and loans. Any offsetting amounts arising from foreign currency derivatives are included in the fair value change on derivative investments.
(2) In 2018, we sold and leased back a property in Waterloo, Ontario. The transaction qualified as a sale and operating lease and as a result, we recognized a gain of $28.
Our assets and liabilities that are carried at fair value on a recurring basis by hierarchy level are as follows:

As at	December 31, 2019				December 31, 2018
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Cash, cash equivalents and short-term securities	$9,044	$531	$—	$9,575	$8,926	$580	$—	$9,506
Debt securities – fair value through profit or loss	1,641	66,005	248	67,894	1,253	59,776	373	61,402
Debt securities – available-for-sale	1,363	12,299	50	13,712	1,513	11,485	43	13,041
Equity securities – fair value through profit or loss	1,868	2,418	188	4,474	1,967	1,845	202	4,014
Equity securities – available-for-sale	152	126	35	313	398	186	36	620
Derivative assets	20	1,528	—	1,548	27	1,085	—	1,112
Other invested assets	1,000	384	2,445	3,829	898	183	2,241	3,322
Investment properties	—	—	7,306	7,306	—	—	7,157	7,157
Total invested assets measured at fair value	$15,088	$83,291	$10,272	$108,651	$14,982	$75,140	$10,052	$100,174
Investments for account of segregated fund holders	26,380	90,044	549	116,973	24,705	76,761	1,596	103,062
Total assets measured at fair value	$41,468	$173,335	$10,821	$225,624	$39,687	$151,901	$11,648	$203,236
Liabilities
Investment contract liabilities	$—	$—	$2	$2	$—	$—	$3	$3
Derivative liabilities	14	2,026	—	2,040	11	2,284	—	2,295
Put option liability	—	—	956	956	—	—	—	—
Total liabilities measured at fair value	$14	$2,026	$958	$2,998	$11	$2,284	$3	$2,298

Debt securities – fair value through profit or loss consist of the following:

As at	December 31, 2019				December 31, 2018
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Canadian federal government	$—	$3,875	$15	$3,890	$—	$3,815	$15	$3,830
Canadian provincial and municipal government	—	13,811	15	13,826	—	11,852	14	11,866
U.S. government and agency	1,641	106	1	1,748	1,253	125	2	1,380
Other foreign government	—	5,172	9	5,181	—	4,895	34	4,929
Corporate	—	37,508	173	37,681	—	34,665	205	34,870
Asset-backed securities:
Commercial mortgage-backed securities	—	1,753	6	1,759	—	1,464	3	1,467
Residential mortgage-backed securities	—	2,176	—	2,176	—	1,961	—	1,961
Collateralized debt obligations	—	157	—	157	—	143	—	143
Other	—	1,447	29	1,476	—	856	100	956
Total debt securities – fair value through profit or loss	$1,641	$66,005	$248	$67,894	$1,253	$59,776	$373	$61,402

Debt securities – available-for-sale consist of the following:

As at	December 31, 2019				December 31, 2018
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Canadian federal government	$—	$2,556	$—	$2,556	$—	$1,746	$—	$1,746
Canadian provincial and municipal government	—	1,139	—	1,139	—	1,199	—	1,199
U.S. government and agency	1,363	—	—	1,363	1,513	14	—	1,527
Other foreign government	—	735	1	736	—	716	1	717
Corporate	—	5,039	45	5,084	—	4,971	42	5,013
Asset-backed securities:
Commercial mortgage-backed securities	—	777	—	777	—	766	—	766
Residential mortgage-backed securities	—	362	—	362	—	386	—	386
Collateralized debt obligations	—	730	—	730	—	804	—	804
Other	—	961	4	965	—	883	—	883
Total debt securities – available-for-sale	$1,363	$12,299	$50	$13,712	$1,513	$11,485	$43	$13,041

Schedule of interest and other investment income
Interest and other investment income presented in our Consolidated Statements of Operations consist of the following:

For the years ended December 31,	2019	2018
Interest income:
Cash, cash equivalents and short-term securities	$164	$131
Debt securities – fair value through profit or loss	2,395	2,312
Debt securities – available-for-sale	411	384
Mortgages and loans	2,208	2,050
Derivative investments	30	45
Policy loans	188	175
Total interest income	5,396	5,097
Equity securities – dividends on fair value through profit or loss	137	160
Equity securities – dividends on available-for-sale	8	14
Investment properties rental income(1)	575	594
Investment properties expenses	(252)	(259)
Other income	196	242
Investment expenses and taxes	(205)	(207)
Total interest and other investment income	$5,855	$5,641

(1) Includes operating lease rental income from investment properties.

Schedule of fair values of derivative assets and liabilities by type of hedge
The fair values of derivative financial instruments by major class of derivatives are as follows:

As at December 31,	2019		2018
	Fair value		Fair value
	Assets	Liabilities	Assets	Liabilities
Interest rate contracts	$1,198	$(517)	$922	$(440)
Foreign exchange contracts	242	(1,516)	130	(1,820)
Other contracts	108	(7)	60	(35)
Total derivatives	$1,548	$(2,040)	$1,112	$(2,295)

The following table presents the fair values of derivative assets and liabilities categorized by type of hedge for accounting purposes and derivative investments:

As at December 31,	2019			2018
	Total notional amount	Fair value		Total notional amount	Fair value
		Assets	Liabilities		Assets	Liabilities
Derivative investments(1)	$60,707	$1,517	$(1,831)	$58,268	$1,101	$(2,134)
Fair value hedges	616	—	(208)	779	—	(153)
Cash flow hedges	808	31	(1)	151	11	(8)
Total derivatives	$62,131	$1,548	$(2,040)	$59,198	$1,112	$(2,295)

(1) Derivative investments are derivatives that have not been designated as hedges for accounting purposes.

Schedule of hedge ineffectiveness
Hedge ineffectiveness recognized in Interest and other investment income consists of the following:

For the years ended December 31,	2019	2018
Fair value hedging ineffectiveness:
Gains (losses) on the hedged items attributable to the hedged risk	$71	$(41)
Gains (losses) on the hedging derivatives	(64)	40
Net ineffectiveness on fair value hedges	$7	$(1)